TAXES PAYABLE	12 Months Ended
Dec. 31, 2022
Taxes Payable
TAXES PAYABLE

21. TAXES PAYABLE

	As of December 31,
	2022	2021
	RMB’000	RMB’000
VAT	436	44
Income tax	93	209
Property tax	—	718
Other	53	47
	582	1,018

As of December 31, 2022, total taxes payable of discontinued operations was RMB 951,000 (Note 29).